Employee Stock Purchase Plan - Other Employee Benefit Plans (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Employee Stock Purchase Plan, Hours of Week Threshold for Investing in Ordinary Voting Common Shares			30 hours		30 hours
Employee Stock Purchase Plan, Employer Matching Contribution, Percent of Employees Adjusted Salary			5.00%		5.00%
Employee Stock Purchase Plan, Maximum Expense of Annuanl Earnings Per Participant, Percentage			2.50%		2.50%
Employee Stock Purchase Plan, Employer Matching Contribution, Percent of Match			50.00%		50.00%
Expenses Related to Employee Stock Purchase Plan	$ 14,000	$ 11,000	$ 41,000	$ 37,000	$ 51,000	$ 38,000